Share-Based Compensation - Narrative (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 shares	Dec. 31, 2014 Anniversaries Installment shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding (in shares)	1,084,850		895,100	765,375
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense | $	$ 7,700,000		$ 6,100,000
Stock Option [Member] | Class B common stock issued to management holders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense | $	$ 500,000		$ 500,000
Granted during period (in shares)	0
Forfeited during period (in shares)	0
Canceled during period (in shares)	0
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued in period					50,000
Stock options granted, number of exercisable installments | Installment					5
Stock options granted, number of exercisable anniversaries | Anniversaries					5
Long-Term Incentive Plan [Member] | Stock Option [Member] | Common Class B [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $	$ 0
Long-Term Incentive Plan [Member] | Performance Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding (in shares)	400,000		381,666
Tranche A [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage			20.00%
Tranche A [Member] | Long-Term Incentive Plan [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage	20.00%
Tranche B [Member] | Long-Term Incentive Plan [Member] | Performance Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Investor IRR, equal to or in excess (as a percent)	20.00%		20.00%
Minimum cash-on-cash return on investor investments	2.5		2.5
Tranche C [Member] | Long-Term Incentive Plan [Member] | Performance Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Investor IRR, equal to or in excess (as a percent)	25.00%		25.00%
Minimum cash-on-cash return on investor investments	3.0		3.0